Document and Entity Information	Nov. 04, 2021
Cover [Abstract]
Entity Registrant Name	LEAR CORP
Amendment Flag	false
Entity Central Index Key	0000842162
Document Type	8-K
Document Period End Date	Nov. 04, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-11311
Entity Tax Identification Number	13-3386776
Entity Address, Address Line One	21557 Telegraph Road
Entity Address, City or Town	Southfield
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48033
City Area Code	(248)
Local Phone Number	447-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01
Trading Symbol	LEA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false